Unaudited Pro Forma Consolidated Statement of Operations for Year Ending December 31, 2011 and Six Month Ended June 30, 2012 (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
PernixConsolidatedHistorical
Construction revenues	$ 58,247,272		$ 51,841,103
Transmitter design and installation			10,207,047
Service fees - power generation plant	3,077,683		7,791,874
Service fees - related party			826
Gross revenues	61,324,955		69,840,850
Construction costs	54,000,353		47,982,824
Transmitter design and installation cost			7,373,347
Operation and maintenance costs - power generation plant	2,110,984		5,018,011
Cost of revenues	56,111,337		60,374,182
Gross profit	5,213,618		9,466,668
Salaries and employee benefits	1,587,312		7,265,885
Building rental and occupancy expense	35,632		682,342
Occupancy - related party	52,445		103,724
Impairment of long-lived assets			1,698,899
General and administrative	1,729,387		2,645,507
Total operating expenses	3,404,776		12,396,357
Operating income (loss)	1,808,842		(2,929,689)
Interest (expense)/income, net	(11,756)		(172,823)
Interest (expense) - related party	(89,293)		(133,319)
Foreign currency exchange (loss)	(18,403)		(50,742)
Other income /(loss), net	763,857		106,965
Total other income (expense)	644,405		(249,919)
Consolidated income / (loss) before income taxes	2,453,247		(3,179,608)
Income tax benefit / (expense)	(1,160,540)		5,787,400
Consolidated income (loss) from continuing operations	1,292,707		2,607,792
Reclassification of TransRadio loss to loss on Discontinued Operations	(1,117,525)
Consolidated net income (loss)	175,182		2,607,792
Less: Net income/(loss) attributable to noncontrolling interest	1,860,180		658,317
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	(1,684,998)		1,949,475
Less: Preferred stock dividends	45,583		126,497
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc., and subsidiaries	(1,730,581)		1,822,978
Basic net income / (loss) per share from continuing operations	$ (0.07)		$ 0.19
Diluted net income / (loss) per share from continuing operations	$ (0.07)		$ 0.21
Basic net income / (loss) per share from discontinued operations	$ (0.12)		$ 0.00
Weighted average shares outstanding - basic	9,403,697		9,403,697
Weighted average shares outstanding - diluted	9,403,697		9,429,647
ProFormaAdjustmentsTCNMIDisposition
Service fees - power generation plant	809,350	[1]	1,604,252	[1]
Gross revenues	809,350		1,604,252
Operation and maintenance costs - power generation plant	562,570	[1]	1,155,797	[1]
Cost of revenues	562,570		1,155,797
Gross profit	246,780		448,455
Salaries and employee benefits	38,254	[1]	75,940	[1]
Building rental and occupancy expense	2,951	[1]	5,846	[1]
Occupancy - related party			99,982	[1]
General and administrative	530,467	[1]
Total operating expenses	571,672		181,768.00
Operating income (loss)	(324,892)		266,687.00
Interest (expense)/income, net	6,874	[1]	5,314	[1]
Other income /(loss), net	2,175	[1]	8,140	[1]
Total other income (expense)	9,049		13,454
Consolidated income / (loss) before income taxes	(315,843)		280,141
Income tax benefit / (expense)	(1,395,808)	[1]	1,395,808	[1]
Consolidated income (loss) from continuing operations	(1,711,651)		1,675,949
Consolidated net income (loss)	(1,711,651)		1,675,949
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	(1,711,651)		1,675,949
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc., and subsidiaries	(1,711,651)		1,675,949
Basic net income / (loss) per share from continuing operations	$ (0.18)		$ 0.18
Diluted net income / (loss) per share from continuing operations	$ (0.18)		$ 0.18
Weighted average shares outstanding - basic	9,403,697		9,403,697
Weighted average shares outstanding - diluted	9,403,697		9,429,647
ProFormaReclassofTransRadioDisposition
Transmitter design and installation			10,207,047	[2]
Gross revenues			10,207,047
Transmitter design and installation cost			7,373,347	[2]
Cost of revenues			7,373,347
Gross profit			2,833,700
Salaries and employee benefits			4,775,245	[2]
Building rental and occupancy expense			596,582	[2]
Impairment of long-lived assets			1,698,899	[2]
General and administrative			(55,373)	[2]
Total operating expenses			7,015,353
Operating income (loss)			(4,181,653)
Interest (expense)/income, net			(172,965)	[2]
Interest (expense) - related party			(16,910)	[2]
Other income /(loss), net			(55,648)	[2]
Total other income (expense)			(245,523)
Consolidated income / (loss) before income taxes			(4,427,176)	[2]
Income tax benefit / (expense)			425,335	[2]
Consolidated income (loss) from continuing operations			(4,001,841)
Reclassification of TransRadio loss to loss on Discontinued Operations			3,688,929	[2]
Consolidated net income (loss)			(312,912)
Less: Net income/(loss) attributable to noncontrolling interest			(384,163)	[2]
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries			71,251
Less: Preferred stock dividends			71,251	[2]
Basic net income / (loss) per share from continuing operations			$ (0.39)
Diluted net income / (loss) per share from continuing operations			$ (0.39)
Weighted average shares outstanding - basic			9,403,697
Weighted average shares outstanding - diluted			9,403,697
PernixProFormaConsolidated
Construction revenues	58,247,272		51,841,103
Service fees - power generation plant	2,268,333		6,187,622
Service fees - related party			826
Gross revenues	60,515,605		58,029,551
Construction costs	54,000,353		47,982,824
Operation and maintenance costs - power generation plant	1,548,414		3,862,214
Cost of revenues	55,548,767		51,845,038
Gross profit	4,966,838		6,184,513
Salaries and employee benefits	1,549,058		2,414,700
Building rental and occupancy expense	32,681		79,914
Occupancy - related party	52,445		3,742
General and administrative	1,198,920		2,700,880
Total operating expenses	2,833,104		5,199,236
Operating income (loss)	2,133,734		985,277
Interest (expense)/income, net	(18,630)		(5,172)
Interest (expense) - related party	(89,293)		(116,409)
Foreign currency exchange (loss)	(18,403)		(50,742)
Other income /(loss), net	761,682		154,473
Total other income (expense)	635,356		(17,850)
Consolidated income / (loss) before income taxes	2,769,090		967,427
Income tax benefit / (expense)	235,268		3,966,257
Consolidated income (loss) from continuing operations	3,004,358		4,933,684
Reclassification of TransRadio loss to loss on Discontinued Operations	(1,117,525)		(3,688,929)
Consolidated net income (loss)	1,886,833		1,244,755
Less: Net income/(loss) attributable to noncontrolling interest	1,860,180		1,042,480
Consolidated net income/(loss) attributable to the stockholders of Pernix Group, Inc. and Subsidiaries	26,653		202,275
Less: Preferred stock dividends	45,583		55,246
Consolidated net income/(loss) attributable to the common stockholders of Pernix Group Inc., and subsidiaries	$ (18,930)		$ 147,029
Basic net income / (loss) per share from continuing operations	$ 0.12		$ 0.41
Diluted net income / (loss) per share from continuing operations	$ 0.12		$ 0.41
Basic net income / (loss) per share from discontinued operations	$ (0.12)		$ (0.39)
Weighted average shares outstanding - basic	9,403,697		9,403,697
Weighted average shares outstanding - diluted	9,566,210		9,429,647

[1]	To reflect the removal of the operating results of TCNMI as if the transaction occurred on January 1, 2011.
[2]	In early 2012, the Company sold its interest in TransRadio SenderSystemme Berlin A.G. (TransRadio) as disclosed in the form 8-K filed on April 20, 2012. The purpose of these adjustments is to reclassify the TransRadio loss to Loss from Discontinued Operations for the year ended December 31, 2011.